Note 17 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31
	2024	2023
Statutory income tax rate	21.00%	27.60%

Statutory income tax recovery	$(2,197)	$(718)

Increase (decrease) in income taxes
Nondeductible option expenses	-	135
Nondeductible legal costs related to the Merger	260	-
Other non-deductible permanent differences	76	-
Taxable capital gain on sale of investment and equipment	-	-
Difference in foreign tax rates	(20)	30
Impact of the U.S. state tax rate	(349)	-
State income taxes (net of federal benefit)	2	1
Change in valuation allowance	2,230	553
Income tax expense	$2	$1

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December
	2024	2023
	$	$
Deferred tax assets
Non-capital loss carry-forwards from Canada	4	-
Non-capital loss carry-forwards from U.S.	4,149	1,418
Non-capital loss carry-forwards from Israel	15,572	15,449
Stock-based compensation	405	95
Research and development expenses	198	236
Intangible asset	221	-
Reserves and others	152	127
	20,701	17,325
Deferred tax liabilities
Property, plant and equipment	(18)	-

Valuation allowances for deferred tax assets	(20,683)	(17,325)
Net deferred tax assets	-	-

Summary of Operating Loss Carryforwards [Table Text Block]
	Canada	US (Federal)	US (State - California)	Israel
2034	$-	$-	$-	$-
2035	-	-	-	-
2036	-	-	-	-
2037	-	-	-	-
2038	-	-	-	-
2039	-	-	-	-
2040	-	-	-	-
2041	-	-	-	-
2042	2	-	-	-
2043	-	-	1,278	-
2044	15	-	4,803	-
Indefinite	-	17,733	-	67,706
	$17	$17,733	$6,081	$67,706